Shareholder Report, Holdings (Details)	Feb. 28, 2026
Archer Balanced Fund | Federated Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Archer Balanced Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Archer Balanced Fund | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Archer Balanced Fund | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Archer Balanced Fund | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
Archer Balanced Fund | Huntington Ingalls Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Archer Balanced Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Archer Balanced Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Archer Balanced Fund | Next Era Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Archer Balanced Fund | Lockheed Martin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Archer Balanced Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.35%
Archer Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Archer Balanced Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Archer Balanced Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Archer Balanced Fund | Preferred Securites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Archer Balanced Fund | Structured Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Archer Balanced Fund | U S Govt Agenciesand Obligs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Archer Balanced Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Archer Income Fund | Federated Treasury Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Archer Income Fund | U S Govt Treasury Note 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Archer Income Fund | U S Govt Treasury Note 833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Archer Income Fund | Anheuser Busch Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Archer Income Fund | I Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Archer Income Fund | U S Govt Treasury Note 932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Archer Income Fund | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Archer Income Fund | Federal Home Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Archer Income Fund | G E Capital Funding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Archer Income Fund | Southwest Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Archer Income Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.53%
Archer Income Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
Archer Income Fund | U S Govt Agenciesand Obligs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
Archer Income Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
Archer Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Archer Income Fund | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Archer Income Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Archer Stock Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
Archer Stock Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Archer Stock Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Archer Stock Fund | M K S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Archer Stock Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Archer Stock Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Archer Stock Fund | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Archer Stock Fund | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Archer Stock Fund | R T X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Archer Stock Fund | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Archer Stock Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Archer Stock Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
Archer Stock Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Archer Stock Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Archer Stock Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Archer Stock Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Archer Stock Fund | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Archer Stock Fund | Financial Servcies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%
Archer Stock Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.26%
Archer Stock Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
Archer Stock Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.11%
Archer Stock Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Archer Dividend Growth Fund | Federated Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Archer Dividend Growth Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Archer Dividend Growth Fund | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Archer Dividend Growth Fund | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Archer Dividend Growth Fund | Kinder Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Archer Dividend Growth Fund | Manulife Financail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Archer Dividend Growth Fund | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Archer Dividend Growth Fund | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Archer Dividend Growth Fund | Amercian Eletric Powers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Archer Dividend Growth Fund | Ford Motors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Archer Dividend Growth Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Archer Dividend Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Archer Dividend Growth Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Archer Dividend Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Archer Dividend Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.17%
Archer Dividend Growth Fund | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Archer Dividend Growth Fund | Financial Servcies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.97%
Archer Dividend Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.03%
Archer Dividend Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Archer Dividend Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Archer Dividend Growth Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
Archer Focus Fund | Lockheed Martin [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Archer Focus Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
Archer Focus Fund | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Archer Focus Fund | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Archer Focus Fund | Costco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Archer Focus Fund | Caterpillar [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Archer Focus Fund | Illinois Tool Work [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Archer Focus Fund | Atmos Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Archer Focus Fund | Procter And Gamble [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Archer Focus Fund | Arista Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Archer Focus Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Archer Focus Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Archer Focus Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Archer Focus Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
Archer Focus Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Archer Focus Fund | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Archer Focus Fund | Financial Servcies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Archer Focus Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%
Archer Focus Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%
Archer Focus Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.97%
Archer Focus Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Archer Multi Cap Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Archer Multi Cap Fund | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Archer Multi Cap Fund | Solstice Advanced Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Archer Multi Cap Fund | M O O G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Archer Multi Cap Fund | T T M Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Archer Multi Cap Fund | X P O [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Archer Multi Cap Fund | Interdigital [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Archer Multi Cap Fund | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Archer Multi Cap Fund | Technip F M C P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Archer Multi Cap Fund | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Archer Multi Cap Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Archer Multi Cap Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Archer Multi Cap Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Archer Multi Cap Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
Archer Multi Cap Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Archer Multi Cap Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Archer Multi Cap Fund | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Archer Multi Cap Fund | Financial Servcies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
Archer Multi Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
Archer Multi Cap Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.78%
Archer Multi Cap Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.69%
Archer Multi Cap Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%